Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The following table details the changes in the carrying amount of goodwill:

	Engine Products	Fastening Systems	Engineered Structures	Forged Wheels	Total
Balances at December 31, 2023
Goodwill	$2,843	$1,604	$306	$7	$4,760
Accumulated impairment losses	(719)	(4)	(2)	—	(725)
Goodwill, net	2,124	1,600	304	7	4,035
Translation and other	(17)	(7)	(1)	—	(25)
Balances at December 31, 2024
Goodwill	2,826	1,597	305	7	4,735
Accumulated impairment losses	(719)	(4)	(2)	—	(725)
Goodwill, net	2,107	1,593	303	7	4,010
Translation and other	31	17	—	—	48
Balances at December 31, 2025
Goodwill	2,857	1,614	305	7	4,783
Assets held for sale reclassification (A)	—	—	—	—	(36)
Accumulated impairment losses	(719)	(4)	(2)	—	(725)
Goodwill, net	$2,138	$1,610	$303	$7	$4,022

Schedule of Other Intangible Assets
Other intangible assets were as follows:

December 31, 2025	Gross carrying amount	Accumulated amortization	Intangibles, net
Computer software	$221	$(187)	$34
Patents and licenses	66	(66)	—
Other intangibles	671	(270)	401
Total amortizable intangible assets	958	(523)	435
Indefinite-lived trade names and trademarks	22	—	22
Total intangible assets, net	$980	$(523)	$457

December 31, 2024	Gross carrying amount	Accumulated amortization	Intangibles, net
Computer software	$217	$(185)	$32
Patents and licenses	66	(66)	—
Other intangibles	689	(268)	421
Total amortizable intangible assets	972	(519)	453
Indefinite-lived trade names and trademarks	22	—	22
Total intangible assets, net	$994	$(519)	$475